Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
No. of shares		28,264,705,000
Share capital		¥ 28,265	¥ 28,265
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of classes of share capital [line items]
No. of shares	[1]	19,323,530,000
Share capital	[1]	¥ 19,324
Other equity holders [member]
Disclosure of classes of share capital [line items]
No. of shares		8,941,175,000
Share capital		¥ 8,941
Other equity holders [member] | Domestic listed [member]
Disclosure of classes of share capital [line items]
No. of shares		1,500,000,000
Share capital		¥ 1,500
Other equity holders [member] | Overseas listed [member]
Disclosure of classes of share capital [line items]
No. of shares	[2]	7,441,175,000
Share capital	[2]	¥ 7,441

[1]	All shares owned by CLIC are domestic listed shares.
[2]	Overseas listed shares are traded on the Stock Exchange of Hong Kong Limited and the New York Stock Exchange.